Accrued Expenses and Other Liabilities (Schedule of Accrued and Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Customer and escrow deposits	$ 4,622		$ 3,327
Warranty reserve	2,114	1,546	1,150	836	845	679	474
Accrued compensation costs	6,400		5,511
Land development and home construction accruals	25,256		12,286
Accrued interest	5,653		9
Income tax payable			4,731
Billings in excess of collections	85		1,199
Earnout liability	2,768
Other	3,776		2,145
Total	50,674		30,358			19,095
Pre-conversion [Member]
Customer and escrow deposits			2,857			1,302
Warranty reserve			1,150			679
Accrued compensation costs			5,511			1,437
Land development and home construction accruals			21,142			10,954
Constructin defect reserves						3,590
Income tax payable			4,730
Billings in excess of collections			1,199
Other			1,494			1,146
Total			$ 38,083			$ 19,108